Leases - Schedule of Carrying Amounts of the Group's Right -of-Use Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Right-of-use assets
Beginning balance	$ 138,294
Adjustments for indexed leases	5,623
New leases	517
Cancelled leases	(2,953)
Depreciation, right-of-use assets	(7,610)	$ (6,573)
Translation difference	(155)
Ending balance	$ 133,716